Description of Business and Summary of Significant Accounting Policies (Detail) shares in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2017 USD ($) Segment shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares
Organization And Summary Of Significant Accounting Policies [Line Items]
Operating Income	$ 5,459,000,000	$ 6,990,000,000	$ 8,013,000,000	$ 6,963,000,000	$ 6,073,000,000	$ 6,928,000,000	$ 8,091,000,000	$ 8,157,000,000	$ 27,425,000,000	$ 29,249,000,000	$ 30,615,000,000
Other income (expense), net									$ (2,021,000,000)	$ (3,789,000,000)	$ 2,631,000,000
Number of reportable segments | Segment									2
Restricted stock units outstanding to purchase shares included in diluted earnings per common share | shares									5	6	8
Increase (decrease) in depreciation expenses									$ 14,741,000,000	$ 14,227,000,000	$ 14,323,000,000
Wireless license period									10 years
Net Income	18,783,000,000	$ 3,736,000,000	$ 4,478,000,000	$ 3,553,000,000	4,600,000,000	$ 3,747,000,000	$ 831,000,000	$ 4,430,000,000	$ 30,550,000,000	13,608,000,000	18,375,000,000
Net Cash Provided by (Used in) Financing Activities									(6,151,000,000)	(13,376,000,000)	(15,112,000,000)
Decrease of cash flows from operating activities									(24,318,000,000)	(21,689,000,000)	(38,991,000,000)
Increase of cash flows from investing activities									(18,456,000,000)	(9,874,000,000)	(30,016,000,000)
Retained earnings	35,635,000,000				$ 15,059,000,000				35,635,000,000	15,059,000,000
Accounting Standards Update 2017-07
Organization And Summary Of Significant Accounting Policies [Line Items]
Operating Income										2,200,000,000	(2,400,000,000)
Other income (expense), net										(2,200,000,000)	2,400,000,000
Net Income									0	0	0
Accounting Standards Update 2016-18 [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Net Cash Provided by (Used in) Financing Activities									600,000,000
Decrease of cash flows from operating activities									100,000,000
Accounting Standards Update 2016-15
Organization And Summary Of Significant Accounting Policies [Line Items]
Decrease of cash flows from operating activities									600,000,000	1,100,000,000
Increase of cash flows from investing activities									600,000,000	$ 1,100,000,000
Minimum | Accounting Standards Update 2014-09
Organization And Summary Of Significant Accounting Policies [Line Items]
Retained earnings	4,000,000,000								$ 4,000,000,000
Minimum | Leasehold improvements
Organization And Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment useful life									5 years	5 years
Maximum | Accounting Standards Update 2014-09
Organization And Summary Of Significant Accounting Policies [Line Items]
Retained earnings	$ 4,600,000,000								$ 4,600,000,000
Maximum | Leasehold improvements
Organization And Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment useful life									20 years	20 years
Property Plant and Equipment by Estimated Useful Life
Organization And Summary Of Significant Accounting Policies [Line Items]
Increase (decrease) in depreciation expenses									$ 300,000,000	$ 300,000,000	$ 400,000,000
Property Plant and Equipment by Estimated Useful Life | Leasehold improvements
Organization And Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment useful life										7 years	5 years
Increase (decrease) in depreciation expenses										$ 200,000,000
Non-Network Internal-Use Software | Minimum
Organization And Summary Of Significant Accounting Policies [Line Items]
Useful life for finite-lived intangible assets, years									3 years
Non-Network Internal-Use Software | Maximum
Organization And Summary Of Significant Accounting Policies [Line Items]
Useful life for finite-lived intangible assets, years									7 years